Significant Accounting Policies (Estimated Annual Patent Amortization Expense) (Details) - AmpliPhi Biosciences Corporation [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
2019	$ 31,000
2020	31,000
2021	31,000
2022	31,000
2023	31,000
Thereafter through December 2026	90,000
Total patent amortization expense	$ 245,000	$ 276,000